UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7056

        Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Maturities Municipal Fund (NIM)
	June 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 2.3%
$ 2,000	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/17	12/11 at 101.00	A–	$1,881,560
500	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.250%, 2/01/12 –	2/10 at 100.00	AAA	458,515
	FSA Insured
500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A–	505,305

3,000	Total Alabama			2,845,380

	Arizona – 1.0%
80	Phoenix Industrial Development Authority, Arizona, Statewide Single Family Mortgage Revenue	9/09 at 100.50	AAA	80,272
	Bonds, Series 1998C, 6.650%, 10/01/29 (Alternative Minimum Tax)
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007:
100	5.000%, 12/01/17	No Opt. Call	A	88,640
85	5.250%, 12/01/19	No Opt. Call	A	74,907
35	5.000%, 12/01/32	No Opt. Call	A	26,601
380	5.000%, 12/01/37	No Opt. Call	A	283,427
750	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	4/11 at 100.00	N/R	651,000
	2007, 4.500%, 4/01/17

1,430	Total Arizona			1,204,847

	Arkansas – 4.2%
1,000	Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2002A,	10/11 at 100.00	AAA	1,094,540
	5.250%, 10/01/17 (Pre-refunded 10/01/11) – FSA Insured
1,500	Jefferson County, Arkansas, Pollution Control Revenue Bonds, Entergy Arkansas Inc. Project,	6/11 at 100.00	A–	1,479,645
	Series 2006, 4.600%, 10/01/17
1,000	Jonesboro, Arkansas, Industrial Development Revenue Bonds, Anheuser Busch Inc. Project, Series	No Opt. Call	BBB+	1,071,490
	2002, 4.600%, 11/15/12
1,380	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 –	No Opt. Call	AA–	1,537,886
	MBIA Insured

4,880	Total Arkansas			5,183,561

	California – 1.1%
400	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	394,144
	Series 2008H, 5.125%, 7/01/22
255	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	211,867
	Asset-Backed Bonds, Series 2007A-1, 4.500%, 6/01/27
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2009A,	No Opt. Call	AAA	735,080
	0.000%, 8/01/25 – AGC Insured

2,655	Total California			1,341,091

	Colorado – 12.8%
2,895	Centennial Downs Metropolitan District, Colorado, General Obligation Bonds, Series 1999,	12/14 at 100.00	BBB	3,033,265
	5.000%, 12/01/20 – AMBAC Insured
1,200	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	1,076,184
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
1,175	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	12/13 at 100.00	A	1,056,337
	Charter School, Series 2003, 4.500%, 12/01/18 – SYNCORA GTY Insured
265	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2,	4/10 at 105.00	AA	279,403
	6.900%, 4/01/29 (Alternative Minimum Tax)
1,025	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2001A,	12/11 at 100.00	N/R (4)	1,133,353
	6.000%, 12/01/23 (Pre-refunded 12/01/11)
1,465	Denver West Metropolitan District, Colorado, General Obligation Refunding and Improvement	12/13 at 100.00	BBB–	1,244,298
	Bonds, Series 2003, 4.500%, 12/01/18 – RAAI Insured
1,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%,	No Opt. Call	A	1,505,100
	9/01/39 (Mandatory put 9/01/13) – MBIA Insured

1,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	No Opt. Call	A	121,960
	MBIA Insured
15	El Paso County, Colorado, FNMA Mortgage-Backed Single Family Revenue Refunding Bonds, Series	No Opt. Call	Aaa	16,079
	1992A-2, 8.750%, 6/01/11
1,050	Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue Bonds, Series 1998,	9/09 at 100.00	N/R	776,328
	5.000%, 12/01/23 – ACA Insured
70	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	76,435
	5.250%, 6/15/41 (Pre-refunded 6/15/11) – FSA Insured
5,875	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B,	6/11 at 38.04	N/R (4)	2,154,480
	0.000%, 6/15/27 (Pre-refunded 6/15/11) – AMBAC Insured
2,845	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/21	11/11 at 100.00	A3 (4)	3,124,863
	(Pre-refunded 11/15/11)

20,380	Total Colorado			15,598,085

	Connecticut – 1.6%
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
395	5.500%, 1/01/14 (Alternative Minimum Tax)	9/09 at 100.00	BBB	388,143
1,570	5.500%, 1/01/15 (Alternative Minimum Tax)	9/09 at 100.00	BBB	1,534,016

1,965	Total Connecticut			1,922,159

	Florida – 5.7%
2,400	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003, 5.250%, 10/01/17 –	10/13 at 100.00	A	2,418,600
	MBIA Insured
1,000	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series	No Opt. Call	A+	993,940
	2007A, 5.000%, 3/01/15 – MBIA Insured
600	Florida Deparmtent of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B,	7/17 at 101.00	AA–	615,528
	5.000%, 7/01/19 – MBIA Insured
45	JEA, Florida, Electric Revenue Certificates, Series 1973-2, 6.800%, 7/01/12 (ETM)	No Opt. Call	AAA	48,630
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 –	10/15 at 100.00	A+	2,016,620
	AMBAC Insured
295	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%,	No Opt. Call	AAA	345,740
	11/01/16 (ETM)
500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	480,945
	Obligation Group, Series 2007, 5.000%, 8/15/27

6,840	Total Florida			6,920,003

	Georgia – 0.4%
425	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	A (4)	472,286
	8/01/25 (Pre-refunded 8/01/22) – MBIA Insured

	Idaho – 0.1%
100	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	72,313
	Hospital, Series 2006, 5.250%, 9/01/37

	Illinois – 14.8%
635	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	7/09 at 100.00	N/R	634,397
	1998, 7.000%, 1/01/14
1,500	Cook County Township High School District 208, Illinois, General Obligation Bonds, Series	12/15 at 100.00	A1	1,570,815
	2006, 5.000%, 12/01/21 – MBIA Insured
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AAA	1,990,320
	AGC Insured
4,820	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	5,475,131
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
2,000	Illinois Development Finance Authority, Revenue Refunding Bonds, Olin Corporation, Series	4/10 at 102.00	Baa3	1,860,220
	1993D, 6.750%, 3/01/16
2,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series	3/14 at 102.00	N/R	2,104,320
	2000, 4.450%, 3/01/34 (Mandatory put 3/01/15)
1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement	5/12 at 101.00	Aaa	1,156,050
	Foundation Fund, University Center Project, Series 2002, 6.625%, 5/01/17 (Pre-refunded 5/01/12)
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	Baa1	231,120

25	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000,	5/10 at 101.00	Aaa	26,503
	6.350%, 5/15/15 (Pre-refunded 5/15/10)
20	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	No Opt. Call	Baa3 (4)	22,123
	5.250%, 5/15/12 (ETM)
70	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series	No Opt. Call	AAA	75,075
	1993A, 6.125%, 4/01/12 – FSA Insured (ETM)
695	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/09 at 101.00	BBB	661,272
	Centers, Series 1999, 5.500%, 8/15/19
515	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/09 at 101.00	BBB (4)	523,219
	Centers, Series 1999, 5.500%, 8/15/19 (Pre-refunded 8/15/09)
1,355	Kane & DeKalb Counties, Illinois, Community United School District 301, General Obligation	No Opt. Call	A3	886,035
	Bonds, Series 2006, 0.000%, 12/01/18 – MBIA Insured
700	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA+	876,421
	Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured

17,585	Total Illinois			18,093,021

	Indiana – 0.2%
250	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public	No Opt. Call	AA	249,148
	Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – MBIA Insured

	Iowa – 2.3%
1,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000,	7/10 at 100.00	A1	1,001,630
	6.250%, 7/01/25
1,725	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	1,847,906
	2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)

2,725	Total Iowa			2,849,536

	Kansas – 3.1%
3,500	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	3,512,668
	Health System Inc., Series 2001-III, 5.500%, 11/15/21
250	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,	12/15 at 100.00	N/R	234,848
	Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20

3,750	Total Kansas			3,747,516

	Kentucky – 1.2%
325	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	336,206
	Louisville Arena Authority, Inc., Series 2008A-1, 5.750%, 12/01/28 – AGC Insured
1,205	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005G, 5.000%, 7/01/30	1/15 at 100.60	AAA	1,142,714
	(Alternative Minimum Tax)

1,530	Total Kentucky			1,478,920

	Louisiana – 1.2%
1,010	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	1,025,514
	2004, 5.250%, 7/01/24 – MBIA Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
300	5.500%, 5/15/30	5/11 at 101.00	BBB	288,744
200	5.875%, 5/15/39	5/11 at 101.00	BBB	157,538

1,510	Total Louisiana			1,471,796

	Maryland – 0.8%
1,100	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/09 at 100.00	N/R	988,515
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Massachusetts – 1.7%
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	N/R	377,920
	5.000%, 10/01/19
1,445	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2000H,	7/10 at 100.00	A	1,457,254
	6.650%, 7/01/41 – MBIA Insured (Alternative Minimum Tax)
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	BBB	64,813
435	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	BBB	232,934

2,480	Total Massachusetts			2,132,921

	Michigan – 1.7%
1,000	Cornell Township Economic Development Corporation, Michigan, Environmental Improvement Revenue	5/12 at 100.00	AAA	1,117,010
	Refunding Bonds, MeadWestvaco Corporation-Escanaba Project, Series 2002, 5.875%, 5/01/18
	(Pre-refunded 5/01/12)
525	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	7/09 at 100.00	BB	473,051
	Series 1995, 6.625%, 1/01/16
470	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center,	9/09 at 100.00	BB–	469,676
	Series 1988A, 8.125%, 8/15/12

1,995	Total Michigan			2,059,737

	Minnesota – 1.8%
1,100	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series	8/12 at 101.00	A	1,237,995
	1993A, 8.500%, 9/01/19
250	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AAA	268,753
	2009A, 5.000%, 1/01/15 – AGC Insured
640	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 –	No Opt. Call	N/R	660,806
	ACA Insured

1,990	Total Minnesota			2,167,554

	Mississippi – 0.8%
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial
	Healthcare, Series 2004B-1:
485	5.000%, 9/01/16	No Opt. Call	AA	502,538
300	5.000%, 9/01/24	9/14 at 100.00	AA	299,664
250	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company,	8/11 at 100.00	BBB	182,075
	Series 2006A, 4.800%, 8/01/30

1,035	Total Mississippi			984,277

	Montana – 0.1%
60	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – MBIA Insured (ETM)	9/09 at 100.00	A (4)	68,638

	Nebraska – 0.9%
1,000	Dodge County School District 1, Nebraska, Fremont Public Schools, General Obligation Bonds,	12/14 at 100.00	Aa3	1,059,090
	Series 2004, 5.000%, 12/15/19 – FSA Insured
30	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5B,	No Opt. Call	Aa2	31,406
	6.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)

1,030	Total Nebraska			1,090,496

	Nevada – 0.4%
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
800	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	Caa2	188,296
35	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	Caa2	7,501
120	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	Caa2	21,953
50	0.000%, 1/01/20 – AMBAC Insured	No Opt. Call	Caa2	8,104
250	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	262,943
	8.000%, 6/15/30

1,255	Total Nevada			488,797

	New Jersey – 0.5%
455	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BB–	277,828
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)
445	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	376,599
	Series 2007-1A, 4.500%, 6/01/23

900	Total New Jersey			654,427

	New York – 6.1%
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	BBB+	1,037,370
	2003A, 5.500%, 7/01/15 – RAAI Insured
240	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	No Opt. Call	N/R	220,056
	Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13
1,500	New York State Energy Research and Development Authority, Facilities Revenue Bonds, Consolidated	9/09 at 100.00	A	1,500,435
	Edison Company Inc., Series 2001A, 4.700%, 6/01/36 (Mandatory put 10/01/12) (Alternative
	Minimum Tax)

145	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	146,644
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured
4,300	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	A	4,506,484
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)

7,185	Total New York			7,410,989

	North Carolina – 1.6%
1,880	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/18 –	6/13 at 101.00	AA–	1,966,405
	AMBAC Insured

	Ohio – 1.4%
775	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	626,301
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	1,034,900
	4.500%, 12/01/15

1,775	Total Ohio			1,661,201

	Pennsylvania – 7.4%
400	Pennsylvania Economic Development Financing Authority, Pollution Control Revenue Bonds, PPL	No Opt. Call	A–	406,256
	Electric Utilities Corporation, Refunding Series 2008, 4.850%, 10/01/23 (Mandatory put 10/01/10)
895	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	1,035,103
	1976, 7.625%, 7/01/15 (ETM)
225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts,	9/09 at 100.00	BBB– (4)	233,658
	Series 1999, 5.150%, 3/15/20 – RAAI Insured (ETM)
4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/15 –	8/14 at 100.00	BBB	4,094,866
	AMBAC Insured
1,535	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	Aaa	1,878,103
	MBIA Insured (ETM)
250	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	9/09 at 100.00	BBB	242,663
	Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
1,085	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	A1	1,169,532
	2006B, 5.000%, 9/01/12 – AMBAC Insured

8,510	Total Pennsylvania			9,060,181

	Puerto Rico – 0.5%
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	631,000
	2009A, 0.000%, 8/01/32

	Rhode Island – 0.5%
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
110	6.125%, 6/01/32	6/12 at 100.00	BBB	90,965
670	6.250%, 6/01/42	6/12 at 100.00	BBB	520,081

780	Total Rhode Island			611,046

	South Carolina – 6.0%
750	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	766,530
	Assets for Education, Series 2003, 5.250%, 12/01/19
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1 (4)	1,988,587
	1/01/19 – FGIC Insured (ETM)
2,835	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1	3,273,487
	1/01/19 – FGIC Insured
5	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	5,683
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
20	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	18,513
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
865	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	No Opt. Call	Baa2 (4)	909,842
	Alliance, Series 2000A, 7.000%, 12/15/10 (ETM)
325	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB (4)	342,602
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/11)

6,340	Total South Carolina			7,305,244

	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	AA–	937,140
	Series 2007, 5.000%, 11/01/27

	Tennessee – 2.2%
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
750	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	N/R (4)	851,198
1,250	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	N/R (4)	1,418,663
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.000%, 9/01/13	No Opt. Call	BBB	395,284

2,400	Total Tennessee			2,665,145

	Texas – 6.6%
1,055	Austin, Texas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 – MBIA Insured	9/14 at 100.00	AAA	1,103,266
565	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue	No Opt. Call	AAA	579,984
	Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative
	Minimum Tax)
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	No Opt. Call	CCC	13,866
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)
2,000	Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, CenterPoint Energy	6/14 at 100.00	BBB+	1,798,060
	Inc., Series 2004B, 4.250%, 12/01/17 – FGIC Insured
500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	384,330
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
15	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	No Opt. Call	CCC	9,696
	LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	2,031,244
	2006, 5.000%, 8/15/20
20	Galveston Property Finance Authority Inc., Texas, Single Family Mortgage Revenue Bonds, Series	9/09 at 100.00	Caa1	19,698
	1991A, 8.500%, 9/01/11
300	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	256,629
	Memorial Hospital Project, Series 2005, 5.125%, 8/15/26
325	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	312,683
	5.750%, 1/01/38
25	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	CCC	19,217
	Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,500	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	9/09 at 100.00	A	1,126,500
	2006B, 1.887%, 12/15/17
270	Tri-County Mental Health and Retardation Center, Texas, Revenue Bonds, Facilities Acquisition	9/09 at 100.00	AAA	271,909
	Program, Series 1995E, 6.500%, 3/01/15 – FSA Insured
160	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp	6/12 at 100.00	BBB+ (4)	172,758
	Medical Center, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)

8,635	Total Texas			8,099,840

	Utah – 0.5%
680	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	No Opt. Call	N/R	667,175
	Hospital Project, Series 1998, 6.000%, 12/15/10

	Virginia – 0.2%
250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	7/09 at 100.50	BBB–	237,693
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured

	Washington – 0.3%
295	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	366,290
	1989B, 7.125%, 7/01/16 – MBIA Insured
25	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	24,796
	Series 2002, 6.500%, 6/01/26

320	Total Washington			391,086

	Wisconsin – 3.9%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
570	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	619,619
1,480	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,656,668

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	1,012,000
	Inc., Series 2001, 6.000%, 7/01/21
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/10 at 100.00	BBB+	1,111,337
	Series 1999A, 5.500%, 2/15/20 – ACA Insured
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
200	5.250%, 8/15/18	8/16 at 100.00	BBB+	184,272
180	5.250%, 8/15/34	8/16 at 100.00	BBB+	134,312

4,580	Total Wisconsin			4,718,208

$ 126,205	Total Investments (cost $121,414,876) – 98.7%			120,447,377

	Other Assets Less Liabilities – 1.3%			1,541,940

	Net Assets – 100%			$121,989,317

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$ —	$120,447,377	$ —	$120,447,377

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2009, the cost of investments was $121,336,086.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 3,578,631
Depreciation	(4,467,340)

Net unrealized appreciation (depreciation) of investments	$ (888,709)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Maturities Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 28, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 28, 2009